Equity (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
LTI Program 2021 [Member]
IfrsStatementLineItems [Line Items]
Shares granted	8
LTI Program 2020 [Member]
IfrsStatementLineItems [Line Items]
Shares granted		665,381